ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES	12 Months Ended
Aug. 31, 2025
Trade and other payables [abstract]
ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES [Text Block]	8. ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES
As at	August 31, 2025	August 31, 2024

Trade Payables	$284	$454
Accruals and other	326	404
Waterberg partner advances	174	47
Total	$784	$905